Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DoubleLine Funds Trust
Entity Central Index Key	0001480207
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Selective Credit Fund
Class Name	Class I
Trading Symbol	DBSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Selective Credit Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Selective Credit Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
All sectors within the Fund generated positive performance. The biggest contributor to Fund performance was non-Agency residential mortgage-backed securities, which experienced a favorable supply-demand dynamic driven by low new issuance and heightened investor demand.
POSITIONING
The Fund’s duration and yield to maturity decreased in response to market conditions not investment team positioning. No changes were made to the credit allocations.

Top Contributors
↑	Non-Agency Residential Mortgage-Backed Securities

Top Detractors
↓	No Sectors Detracted from Performance, but the Laggard was Asset-Backed Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	8.81	5.48	4.13
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 582,360,724
Holdings Count | $ / shares	215
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$582,360,724
Number of Holdings	215
Total Advisory Fees Paid	$0
Portfolio Turnover	16%
Effective Duration	2.98 years
Weighted Average Life	3.96 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	14.7%
AA	2.6%
A	9.3%
BBB	7.8%
BB	3.5%
B and Below	26.5%
Not Rated	24.1%
Other	11.5%

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	88.0%
Short Term Investments	11.9%
Collateralized Loan Obligations	0.2%
Non-Agency Commercial Mortgage Backed Obligations	0.1%
Asset Backed Obligations	0.0%
Cash & Other	-0.2%
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Updated Prospectus Web Address	https://doubleline.com/fund-documents/

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*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.